Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2019
Deferred income tax
Schedule of evolution deferred tax assets and liabilities

Deferred tax liabilities

	Property, plant and
	equipment and	Tax inflation	Other
	Intangibles Assets	adjustment	liabilities	Total
Balances at January 1, 2019	278,047	—	29,627	307,674
Increase/(Decrease) of deferred tax liabilities for the year	(48,671)	25,626	(224)	(23,269)
Translation differences and inflation adjustment	(6,652)	—	(1,277)	(7,929)
Balances at December 31, 2019	222,724	25,626	27,861	276,476
Balances at January 1, 2018	154,520	—	79,453	233,973
Adjustment on adoption of IFRS 9	-	—	966	966
Adjustment on initial application of IAS 29	149,032	—	—	149,032
Adjusted balance at January 1, 2018	303,552	—	80,419	383,971
Increase/(Decrease) of deferred tax liabilities for the year	20,184	—	(23,801)	(3,617)
Translation differences and inflation adjustment	(45,689)	—	(26,991)	(72,680)
Balances at December 31, 2018	278,047	—	29,627	307,674

Deferred tax assets

			Property, plant and
	Provisions and	Tax loss	equipment and
	allowances	carry forwards	Intangibles Assets	Other	Total
Balances at January 1, 2019	6,183	170,341	2,006	11,455	189,985
Increase/(decrease) of deferred tax assets for the year	9,934	766	(343)	(2,280)	8,077
Translation differences and inflation adjustment	(211)	(6,825)	18	(208)	(7,226)
Balances at December 31, 2019	15,906	164,282	1,681	8,967	190,836
Balances at January 1, 2018	6,603	208,378	—	6,018	220,999
Adjustment on initial application of IAS 29	—	—	—	742	742
Adjusted balance at January 1, 2018	6,603	208,378	—	6,760	221,741
(Decrease)/increase of deferred tax assets for the year	(317)	11,938	2,616	7,145	21,382
Other movements	—	(3,527)	(531)	—	(4,058)
Translation differences and inflation adjustment	(103)	(46,448)	(79)	(2,450)	(49,080)
Balances at December 31, 2018	6,183	170,341	2,006	11,455	189,985

Schedule of recoverability analysis of deferred tax assets

	For the Year ended
	December 31,
	2019	2018
Deferred tax assets to be recovered within 12 months	344	817
Deferred tax assets to be recovered after 12 months	190,492	187,981
Deferred tax liabilities to be recovered within 12 months	(1,109)	190
Deferred tax liabilities to be recovered after 12 months	(275,367)	(306,677)

Schedule of unrecognized deferred income tax assets

	2019	2018
Deferred tax assets	147,475	153,486
Deferred tax liabilities	(233,115)	(271,175)